Restatement of Previously Issued Financial Statements - Summary of Restatement of Financial Statements (Detail) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Aug. 18, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Liabilities	$ 102,659,391		$ 141,763,962	$ 102,659,391	$ 244,863,061	$ 68,570,964
Class A Ordinary Shares Subject to Redemption	690,000,000		545,368,979	690,000,000	441,063,112	618,455,829
Additional Paid in Capital	0		86,466,842	0	190,771,666	13,380,723
Accumulated Deficit	(100,944,138)		(81,470,011)	(100,944,138)	(185,775,870)	(8,383,156)
Net income	(17,630,095)	$ 160,624,560	(81,470,011)	142,994,465	(185,775,870)
Common Class A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A Ordinary Shares	$ 0		$ 1,446	$ 0	$ 2,489	$ 715
Number of Class A ordinary shares subject to redemption	69,000,000	69,000,000	54,536,898	69,000,000	44,106,311	61,845,583
Net income	$ 15,703			$ 21,942	$ 0
Weighted average shares outstanding	69,000,000		69,000,000	69,000,000	69,000,000
Basic and Diluted EPS	$ 0.00		$ 0.00	$ 0.00	$ 0.00
Common Class B [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A Ordinary Shares	$ 1,725			$ 1,725	$ 1,725
Net income	$ (17,630,095)			$ 142,994,465	$ (185,775,870)
Weighted average shares outstanding	17,250,000		17,250,000	17,250,000	16,748,571
Basic and Diluted EPS	$ (1.02)		$ (4.72)	$ 8.29	$ (11.09)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Liabilities			$ 25,274,901		$ 25,068,093	$ 25,131,073
Class A Ordinary Shares Subject to Redemption			661,858,040		660,858,080	661,895,720
Additional Paid in Capital			5,040,681		6,040,631	5,003,001
Accumulated Deficit			(42,685)		(1,042,637)	(5,000)
Net income			(42,685)		(1,042,637)
Previously Reported [Member] | Common Class A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A Ordinary Shares			$ 281		$ 291	$ 281
Number of Class A ordinary shares subject to redemption			66,185,804		66,085,808	66,189,572
Weighted average shares outstanding			69,000,000		69,000,000
Basic and Diluted EPS			$ 0.00		$ 0.00
Previously Reported [Member] | Common Class B [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Weighted average shares outstanding			17,250,000		17,250,000
Basic and Diluted EPS			$ 0.00		$ (0.06)
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Liabilities			$ 116,489,061		$ 219,794,968	$ 43,439,891
Class A Ordinary Shares Subject to Redemption			(116,489,061)		(219,794,968)	(43,439,891)
Additional Paid in Capital			81,426,161		184,731,035	8,377,722
Accumulated Deficit			(81,427,326)		(184,733,233)	(8,378,156)
Net income			(81,427,326)		(184,733,233)
Revision of Prior Period, Adjustment [Member] | Common Class A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A Ordinary Shares			$ 1,165		$ 2,198	$ 434
Number of Class A ordinary shares subject to redemption			(11,648,906)		(21,979,497)	(4,343,989)
Weighted average shares outstanding			0		0
Basic and Diluted EPS			$ 0.00		$ 0.00
Revision of Prior Period, Adjustment [Member] | Common Class B [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Weighted average shares outstanding			0		0
Basic and Diluted EPS			$ (4.72)		$ (11.03)